Pay vs Performance Disclosure Unit_pure in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
The following table sets forth certain information with respect to the Company’s financial performance and the ‘compensation actually paid’ to our NEOs for the fiscal years ended on December 31, 2022, December 31, 2021 and December 31, 2020.
Prior to our IPO in A
ugust 2020, we were a privately held limited liability company (LLC). During this time, management incentive compensation was awarded via profits interests. When we went public in 2020, we converted the company to a C-corporation, w hich necessitated converting these profits interest into restricted shares and stock options. Even though these profits interests were historical equity awards granted over several years, for accounting purposes all of these IPO conversion grants were considered new equity grants at the IPO and were revalued as if granted at the IPO value and not the value when originally awarded. Therefore, the calculations shown for 2020 repres en
t several years of awards revalued based on the Company’s value in 2020 and are reflected as such in the various compensation tables as required in accordance with Item 402 of
Regulation S-K.
These IPO conversion grants are included in compensation actually paid in the graphs below and we believe that stock price and Black-Scholes valuations of these awards will have a significant impact on the amount shown as compensation actually paid as long as these awards remain outstanding.

Year	Summary Compensation Table Total for PEO (1) ($)	Compensation Actually Paid to PEO (1)(2)(7) ($)	Average Summary Compensation Table Total for Non-PEO NEOs (3) ($)	Average Compensation Actually Paid to Non-PEO NEOs (3)(2)(8) ($)	Value of Initial Fixed $100 Investment Based On:		Net Income (5) (000,000) ($)	Patient Contribution (6) (000,000) ($)
					Total Shareholder Return (4) ($)	Peer Group Total Shareholder Return (4) ($)
2022	13,595,138	(48,397,657)	4,331,779	(10,388,518)	53.78	82.79	(509.7)	480.9
2021	886,490	(216,766,113)	1,724,363	(50,568,883)	82.85	116.03	(414.6)	288.0
2020	73,548,692	560,326,356	47,026,994	287,083,465	152.90	124.46	(192.1)	233.5

(1)	The name of the Principal Executive Officer of the Company (“PEO”) reflected in these columns for each of the applicable fiscal years is Mike Pykosz.
(2)
In calculating the ‘compensation actually paid’ amounts reflected in these columns, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations was computed in accordance with FASB ASC Topic 718. The valuation assumptions used to calculate such fair values did not materially differ from those disclosed at the time of grant.

(3)
The names of each of the
non-PEO
NEOs reflected in these columns for each applicable fiscal year are as follows: (i) for fiscal year 2022, Timothy Cook, Geoffrey Price, Brian Clem and Robert Guenthner; (ii) for fiscal year 2021, Timothy Cook, Geoffrey Price, Brian Clem and Robert Guenthner; and (iii) for fiscal year 2020, Geoffrey Price and Dr. Griffin Myers.

(4)
Cumulative TSR reflected in these columns for each applicable fiscal year is calculated based on a fixed investment of $100 at the applicable measurement point on the same cumulative basis as is used in Item 201(e) of Regulation
S-K.
Since the Company’s IPO occurred in 2020, TSR is calculated based on the closing price of our stock as of the date of our IPO of $39.00. TSR results would be higher if calculated based on our offering price of $21.00.

The peer group used to determine the Company’s Peer Group TSR for each applicable fiscal year is the following published industry index, as disclosed in our 2022 Annual Report on Form
10-K
pursuant to Item 201(e) of Regulation
S-K:
Russell 2500 Health Care Industry Index.

(5)	Represents the amount of net income reflected in the Company’s audited financial statements for each applicable fiscal year.
(6)
We have selected Patient Contribution as our most important financial measure (that is not otherwise required to be disclosed in the table) used to link ‘compensation actually paid’ to our NEOs to company performance for fiscal year 2022. Patient Contribution is capitated revenue less medical claims expense and can be calculated from our audited financial statements by subtracting Other revenue from Gross profit. We utilize Patient Contribution when setting goals for our incentive programs.

(7)
The dollar amounts reported in this column represent the amount of “compensation actually paid” to the PEO, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned, realized or received by the PEO during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to the PEO’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards (a) ($)	Equity Award Adjustments (b) ($)	Compensation Actually Paid to PEO ($)
2022	13,595,138	13,018,842	(48,973,953)	(48,397,657)
2021	886,490	0	(217,652,603)	(216,766,113)
2020	73,548,692	72,565,272	559,342,936	560,326,356

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Option Awards” and “Stock Awards” columns in the Summary Compensation Table for the applicable year.
(b)	The equity award adjustments are calculated as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year (i) ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2022	10,465,096	(36,211,821)	0	(23,227,228)	0	0	(48,973,953)
2021	0	(194,686,904)	0	(22,965,700)	0	0	(217,652,603)
2020	552,627,519	—	6,715,417	—	0	0	559,342,936

(i)
As described above, the value of awards granted in 2020 is primarily driven by the award of stock options and restricted shares as part of the pre-IPO
conversion of our PEO’s unvested incentive units granted prior to our IPO, which for accounting purposes were considered new equity grants at the IPO. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our PEO during the applicable year. We believe that stock price and Black-Scholes valuations for these IPO conversion grants will have a significant impact on the amount shown as ‘compensation actually paid’ for as long as these awards remain outstanding.

(8)
The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the non-PEO
NEOs, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the non-PEO
NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to average total compensation for the non-PEO
NEOs for each year to determine the compensation actually paid.

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards ($)	Average Equity Award Adjustments (a) ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	4,331,779	3,865,852	(10,854,445)	(10,388,518)
2021	1,724,363	1,099,992	(51,193,254)	(50,568,883)
2020	47,026,994	46,211,490	286,267,961	287,083,465

(a)	The equity award adjustments are calculated as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year (i) ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2022	3,369,357	(8,880,869)	—	(5,342,933)	0	0	(10,854,445)
2021	494,125	(48,183,815)	—	(3,503,564)	0	0	(51,193,254)
2020	279,875,343	—	6,392,618	—	0	0	286,267,961

(i)
As described above, the value of awards granted in 2020 is primarily driven by the award of stock options and restricted shares as part of the pre-IPO
conversion of unvested incentive units granted to our
non-PEO
NEOs prior to our IPO, which for accounting purposes were considered new equity grants at the IPO. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our non-PEO
NEOs during the applicable year. We believe that stock price and Black-Scholes valuations for these IPO conversion grants will have a significant impact on the amount shown as ‘compensation actually paid’ for as long as these awards remain outstanding.

Company Selected Measure Name	Patient Contribution
Named Executive Officers, Footnote [Text Block]	The names of each of the
non-PEO
	NEOs reflected in these columns for each applicable fiscal year are as follows: (i) for fiscal year 2022, Timothy Cook, Geoffrey Price, Brian Clem and Robert Guenthner; (ii) for fiscal year 2021, Timothy Cook, Geoffrey Price, Brian Clem and Robert Guenthner; and (iii) for fiscal year 2020, Geoffrey Price and Dr. Griffin Myers.
Peer Group Issuers, Footnote [Text Block]	The peer group used to determine the Company’s Peer Group TSR for each applicable fiscal year is the following published industry index, as disclosed in our 2022 Annual Report on Form
10-K
pursuant to Item 201(e) of Regulation
S-K:
	Russell 2500 Health Care Industry Index.
PEO Total Compensation Amount	$ 13,595,138	$ 886,490	$ 73,548,692
PEO Actually Paid Compensation Amount	$ (48,397,657)	(216,766,113)	560,326,356
Adjustment To PEO Compensation, Footnote [Text Block]
(7)
The dollar amounts reported in this column represent the amount of “compensation actually paid” to the PEO, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned, realized or received by the PEO during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to the PEO’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards (a) ($)	Equity Award Adjustments (b) ($)	Compensation Actually Paid to PEO ($)
2022	13,595,138	13,018,842	(48,973,953)	(48,397,657)
2021	886,490	0	(217,652,603)	(216,766,113)
2020	73,548,692	72,565,272	559,342,936	560,326,356

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Option Awards” and “Stock Awards” columns in the Summary Compensation Table for the applicable year.
(b)	The equity award adjustments are calculated as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year (i) ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2022	10,465,096	(36,211,821)	0	(23,227,228)	0	0	(48,973,953)
2021	0	(194,686,904)	0	(22,965,700)	0	0	(217,652,603)
2020	552,627,519	—	6,715,417	—	0	0	559,342,936

(i)
As described above, the value of awards granted in 2020 is primarily driven by the award of stock options and restricted shares as part of the pre-IPO
conversion of our PEO’s unvested incentive units granted prior to our IPO, which for accounting purposes were considered new equity grants at the IPO. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our PEO during the applicable year. We believe that stock price and Black-Scholes valuations for these IPO conversion grants will have a significant impact on the amount shown as ‘compensation actually paid’ for as long as these awards remain outstanding.

Non-PEO NEO Average Total Compensation Amount	$ 4,331,779	1,724,363	47,026,994
Non-PEO NEO Average Compensation Actually Paid Amount	$ (10,388,518)	(50,568,883)	287,083,465
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(8)
The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the non-PEO
NEOs, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the non-PEO
NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to average total compensation for the non-PEO
NEOs for each year to determine the compensation actually paid.

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards ($)	Average Equity Award Adjustments (a) ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	4,331,779	3,865,852	(10,854,445)	(10,388,518)
2021	1,724,363	1,099,992	(51,193,254)	(50,568,883)
2020	47,026,994	46,211,490	286,267,961	287,083,465

(a)	The equity award adjustments are calculated as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year (i) ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2022	3,369,357	(8,880,869)	—	(5,342,933)	0	0	(10,854,445)
2021	494,125	(48,183,815)	—	(3,503,564)	0	0	(51,193,254)
2020	279,875,343	—	6,392,618	—	0	0	286,267,961

(i)
As described above, the value of awards granted in 2020 is primarily driven by the award of stock options and restricted shares as part of the pre-IPO
conversion of unvested incentive units granted to our
non-PEO
NEOs prior to our IPO, which for accounting purposes were considered new equity grants at the IPO. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our non-PEO
NEOs during the applicable year. We believe that stock price and Black-Scholes valuations for these IPO conversion grants will have a significant impact on the amount shown as ‘compensation actually paid’ for as long as these awards remain outstanding.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid and Company TSR
The following graph compares the amount of ‘compensation actually paid’ to the P
E
O and the average amount of ‘compensation actually paid’ to the non-PEO NEOs with the Company’s TSR over the three years presented in the table. Given that a significant portion of NEO compensation is comprised of equity awards, compensation actually paid will increase or decrease based on our stock price performance.

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid and Net Income
The following graph compares the amount of ‘compensation actually paid’ to the PEO and the average amount of ‘compensation actually paid’ to the non-PEO NEOs with net income over the three years presented in the table. Importantly, our centers are not expected to be profitable for the first few years after they open. During this period of time when the centers are unprofitable, most of the centers’ performance is related to the costs of operating a center, in particular employees to care for our employees and manage our operations. As these costs are highly predictable, there is significantly less variability in the financial performance in the first two years of operation compared to centers open longer than this period. Given this profitability dynamic and our growth strategy, net income is not an optimal metric for measuring our performance during this period, as the Company will naturally have lower net income if we are opening more centers relative to our historical new center opening pace. For these reasons, we utilize platform contribution for centers that are open for at least two years as a performance metric for our PSOs.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Compensation Actually Paid and Patient Contribution
The following graph compares the amount of ‘compensation actually paid’ to the PEO and the average amount of ‘compensation actually paid’ to the non-PEO NEOs with the Company’s Patient Contribution over the three years presented in the table. The increase in Patient Contribution and achievement of our other performance metrics resulted in 100% payout in our short-term incentives.
As described above, Patient Contribution is defined as capitated revenue less medical claims expense. Patient Contribution is intended to isolate the profitability of the Company’s capitated arrangements with our health plan payors and/or Centers for Medicare and Medicaid Services for which the Company provides and/or manages healthcare services for its at-risk
patients. While the Company uses numerous financial and
non-financial
performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Patient Contribution is the Company’s most important financial performance measure (that is not otherwise required to be disclosed in the table) used to link ‘compensation actually paid’ to the NEOs to company performance for fiscal year 2022. Patient Contribution is the Company’s highest level profit metric that it tracks and this metric is directly tied to Adjusted EBITDA, which is used as a performance metric in the Company’s annual incentive compensation program and platform contribution, which is the performance metric for the PSOs granted in 2022 (each as discussed in
Pay Mix—Annual Incentive Compensation
and
Pay Mix—Long-Term Equity-Based Compensation
).

Total Shareholder Return Vs Peer Group [Text Block]
Company TSR and Peer Group TSR
The following graph compares the Company’s TSR with the cumulative total return of the Russell 2500 Health Care Industry Index over the three years presented in the table. The Company’s TSR is impacted by the SEC requirement to use stock price on the close of our first day as a public company of $39.00 (instead of our offering price of $21.00). Our TSR results would be higher if calculated based on our offering price.

Tabular List [Table Text Block]
Pay versus Performance Tabular List
The following table lists our most important performance measures used by us to link ‘compensation actually paid’ to our NEOs to company performance for fiscal year 2022. For a discussion o
f ho
w these measures are used when setting compensation, see
“Pay Mix—Annual Incentive Compensation”
and
“Pay Mix—Long-Term Equity-Based Compensation.”

Most Important Performance Measures

Patient Contribution

Revenue

Platform Contribution

Adjusted EBITDA

Quality

Total Shareholder Return Amount	$ 53.78	82.85	152.9
Peer Group Total Shareholder Return Amount	82.79	116.03	124.46
Net Income (Loss)	$ (509,700,000)	$ (414,600,000)	$ (192,100,000)
Company Selected Measure Amount	480.9	288.0	233.5
PEO Name	Mike Pykosz.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Patient Contribution
Non-GAAP Measure Description [Text Block]	We have selected Patient Contribution as our most important financial measure (that is not otherwise required to be disclosed in the table) used to link ‘compensation actually paid’ to our NEOs to company performance for fiscal year 2022. Patient Contribution is capitated revenue less medical claims expense and can be calculated from our audited financial statements by subtracting Other revenue from Gross profit. We utilize Patient Contribution when setting goals for our incentive programs.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Platform Contribution
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Quality
PEO [Member] | Add: Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (48,973,953)	$ (217,652,603)	$ 559,342,936
PEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	13,018,842	0	72,565,272
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(48,973,953)	(217,652,603)	559,342,936
PEO [Member] | Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	10,465,096	0	552,627,519
PEO [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(36,211,821)	(194,686,904)	0
PEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	6,715,417
PEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(23,227,228)	(22,965,700)	0
PEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Add: Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(10,854,445)	(51,193,254)	286,267,961
Non-PEO NEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,865,852	1,099,992	46,211,490
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(10,854,445)	(51,193,254)	286,267,961
Non-PEO NEO [Member] | Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,369,357	494,125	279,875,343
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(8,880,869)	(48,183,815)	0
Non-PEO NEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	6,392,618
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,342,933)	(3,503,564)	0
Non-PEO NEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0